Summary of Significant Accounting Policies (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Property, Plant and Equipment
The following table summarizes the carrying amounts of our consolidated real estate assets:

	September 30, 2020	December 31, 2019
Building and building improvements	$134,776,296	$52,466,583
Land and land improvements	28,182,025	10,658,155
Furniture, fixtures and equipment	3,983,344	2,015,778
Intangible assets	3,808,756	1,503,325
	170,750,421	66,643,841
Less: Accumulated depreciation and amortization	(8,367,437)	(2,738,190)
Real estate assets, net	$162,382,984	$63,905,651

The useful lives of our real estate assets are as follows (in years):

Land improvements	5-15
Buildings	30
Building improvements	5-15
Furniture, fixtures and equipment	5-15
Intangible assets	Over lease term

The following table summarizes the carrying amounts of our consolidated real estate assets:

December 31, 2019
Building and building improvements	$52,466,583
Land and land improvements	10,658,155
Furniture, fixtures and equipment	2,015,778
Intangible assets	1,503,325
66,643,841
Less: Accumulated depreciation and amortization	(2,738,190)
Real estate assets, net	$63,905,651